GENX MOBILE INC Schedule of the Components of Acquired Intangible Assets Subject to Amortization (Details) - GenX Mobile Inc [Member] $ in Thousands	Aug. 03, 2016 USD ($)
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 3,926
Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Finite-lived Intangible Assets Acquired	$ 2,640
Existing Technology [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years
Finite-lived Intangible Assets Acquired	$ 973
In Process Research and Development [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 313